COLLATERAL AND CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Collateral And Contractual Commitments To Suppliers Advances From Customers And Others
Cash guarantees	R$ 540.1	R$ 558.2